EQ/High Yield Bond Portfolio
EQ/High Yield Bond Portfolio – Class IB and K Shares
Investment Objective:
Seeks to maximize current income.
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EQ/High Yield Bond Portfolio (USD $)	Class IB Shares	Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses EQ/High Yield Bond Portfolio	Class IB Shares	Class K Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	none
Other Expenses	0.33%	0.32%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.23%	0.97%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EQ/High Yield Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IB Shares	125	390	676	1,489
Class K Shares	99	309	536	1,190

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 75% of the average value of the Portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a broad range of high-yield, below investment-grade bonds. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bank loans, bonds, loan participations, notes and debentures are examples of debt securities. It is expected that the Portfolio will invest primarily in high-yield corporate bonds. Securities below investment grade include those securities rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB+ or lower by Fitch Ratings Ltd. (“Fitch”) or by Standard & Poor’s Ratings Services (“S&P”) or, if unrated, deemed to be of comparable quality. The Portfolio may invest in debt securities issued by small-, mid- and large- capitalization companies. The Portfolio may invest up to 25% of its net assets in debt securities of issuers located outside the United States, including emerging markets issuers and U.S. dollar-denominated securities of non-U.S. issuers. Certain debt instruments in which the Portfolio may invest may be structured as pay-in-kind securities.

The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is actively managed (“Active Allocated Portion”) and the other portion of the Portfolio invests in ETFs that are passively managed and that meet the investment objective of the Portfolio (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 90% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets. These percentages can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.

The Active Allocated Portion will invest in high yield corporate debt securities as well as floating rate loans, and participations in and assignments of loans. The Active Allocated Portion may invest in securities of any maturity because the Sub-Advisers to the Active Allocated Portion place greater emphasis on credit risk in selecting securities than either maturity or duration. Maturity measures the average final payable dates of debt instruments. Duration measures the sensitivity of the value of a bond or bond portfolio to changes in interest rates. Typically, a bond portfolio with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond portfolio with a high (long) duration is more sensitive.

The ETF Allocated Portion will generally invest in the following ETFs: the iShares iBoxx $ High Yield Corporate Bond Fund and the SPDR® Barclays High Yield Bond ETF. These ETFs seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a fixed-income securities benchmark index. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the ETFs held by the ETF Allocated Portion.

The Portfolio also may lend its portfolio securities to earn additional income.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a sub-advisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P. or AXA Investment Managers, Inc., unless the sub-advisory agreement is approved by the Portfolio’s shareholders. The Manager is responsible for overseeing Sub-Advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Principal Risks:
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Bank Loans Risk. Loans are subject to additional risks including liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and a Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of a Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a Portfolio investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value.

Convertible Securities Risk. The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Portfolio’s Sub-Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

Credit Risk. The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

ETFs Risk. A Portfolio that invests in ETFs will indirectly bear fees and expenses charged by those ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities in which the ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The Portfolio and ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign and emerging markets securities risk and non-investment grade securities risk. There is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.
Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.
European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact a Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country.
Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to a Portfolio.

Investment Grade Securities Risk: Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests collateral from securities loans or borrows money. A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that the rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses.

Liquidity Risk: The risk that certain investments may be difficult or impossible for a Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, or possibly requiring a Portfolio to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio.

Loan Participation and Assignments Risk: A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Mid-Cap and Small-Cap Company Risk: A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines and more limited financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

Mortgage-Backed and Asset-Backed Securities Risk: The risk that the principal on mortgage- and asset-backed securities held by a Portfolio will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio.

Multiple Adviser Risk: A Portfolio may have multiple Sub-Advisers, each of which is responsible for investing a specific allocated portion of the Portfolio’s assets. To a significant extent, a Portfolio’s performance will depend on the success of the Manager in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of the Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Manager pays different fees to the Sub-Advisers and due to other factors that could impact the Manager’s revenues and profits.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, are deemed to be of comparable quality by a Sub-Adviser) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Redemption Risk: A Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt a Portfolio’s performance.

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.
Risk/Return Bar Chart and Table
The bar chart below shows the Portfolio’s first calendar year of performance. The table below provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2014 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
2.48% (2014 1st Quarter)	–1.70% (2014 3rd Quarter)

Average Annual Total Returns
Average Annual Total Returns EQ/High Yield Bond Portfolio	One Year	Since Inception	Inception Date
Class IB Shares	1.86%	4.33%	Feb. 08, 2013
Class K Shares	2.13%	4.60%	Feb. 08, 2013
BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	2.50%	4.65%